Segment Information - Company by Segment and Geographic Area (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Statistics [Line Items]
Export sales from U.S. included in net sales			$ 229	$ 241	$ 246
Intra-company sales between segments in percentage			2.00%	2.00%	2.00%
Sales to one customer included in net sales			2,143	1,984	1,993
Net sales from the Company's operations in U.S.			5,793	5,394	5,618
Impairment charges for goodwill and other intangible assets	42	450	42	450	698
Long-lived assets of the Company's operations, Domestic	2,792	2,962	2,792	2,962	3,681
Europe [Member]
Operating Statistics [Line Items]
Long-lived assets of the Company's operations, Domestic	465	455	465	455	457
Plumbing Products [Member]
Operating Statistics [Line Items]
Impairment charges for goodwill and other intangible assets				1	1
Installation and Other Services [Member]
Operating Statistics [Line Items]
Impairment charges for goodwill and other intangible assets					697
Decorative Architectural Products [Member]
Operating Statistics [Line Items]
Impairment charges for goodwill and other intangible assets				75
Other Specialty Products [Member]
Operating Statistics [Line Items]
Impairment charges for goodwill and other intangible assets				374
Impairment charges for other intangible assets			$ 42